Summary of Significant Accounting Policies (Details)		3 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 20, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jan. 26, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Working capital		$ 12,374		$ 1,050,245
Cash		175,292		1,148,904	$ 264,244	$ 170,166
Net loss		(1,564,540)	$ (3,692)	(1,348,357)	(73,828)	(63,867)
Net cash used in operating activities		(799,535)	$ 57,285	(129,551)	(75,616)	(154,813)
Cash				1,148,904	264,244	170,166
Amortized cost		907,897		441,432
Allowance expected credit losses		238,103		108,568
Translation adjustments				(5,813)	762	(3,957)
Realized gains/(losses) from transactions				947	(3,808)	(8,744)
Unrealized gains/(losses) from transactions				5,492
Deferred revenue		151,377		144,390	86,635	96,303
Recognized revenue		$ 57,618		$ 67,688
Operating segment				1
Sales and marketing expense				$ 1,696	$ 8,237	$ 18,510
Stock options (in Shares) | shares				1,015,383
Escrow funds							$ 3,150,000	$ 350,000	$ 3,500,000
Grafiti Holding Note [Member]
Summary of Significant Accounting Policies [Line Items]
Amortized cost				$ 441,980
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Additional financing amount	$ 13,000,000
Escrow funds							$ 3,150,000